John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated June 24, 2021 to the current prospectus, as may be supplemented (the Prospectus)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At its meeting held on June 21-24, 2021, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), approved that a special meeting of shareholders of the fund will be held on or about Tuesday, October 5, 2021, at 2:00 P.M., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s Statement of Additional Information (the SAI) is revised or supplemented to reflect the change, which is expected to be on or about October 5, 2021.

The Shareholder Meeting is expected to be virtual, via telephone only, however additional information will be provided about the meeting prior to the scheduled date.

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of August 4, 2021 are entitled to vote at the meeting.

Please see the fund’s Prospectus, proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding John Hancock Blue Chip Growth Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I; and 800-344-1029 for Class NAV shares. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

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John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated June 24, 2021 to the current statement of additional information, as may be supplemented (the SAI)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.

At its meeting held on June 21-24, 2021, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), approved that a special meeting of shareholders of the fund will be held on or about Tuesday, October 5, 2021, at 2:00 P.M., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s Statement of Additional Information (the SAI) is revised or supplemented to reflect the change, which is expected to be on or about October 5, 2021.

The Shareholder Meeting is expected to be virtual, via telephone only, however additional information will be provided about the meeting prior to the scheduled date.

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of August 4, 2021 are entitled to vote at the meeting.

Please see the fund’s Prospectus, proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding Blue Chip Growth Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I; and 800-344-1029 for Class NAV shares. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.